DERIVATIVE LIABILITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
DERIVATIVE LIABILITIES
DERIVATIVE LIABILITIES

Note 8 -DERIVATIVE LIABILITIES

The Company analyzed the conversion option for derivative accounting consideration under ASC 815, Derivatives and Hedging, and hedging, and determined that the instrument should be classified as a liability since the conversion option becomes effective at issuance resulting in there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options. The Company accounts for warrants as a derivative liability due to there being no explicit limit to the number of shares to be delivered upon settlement of all conversion options.

Fair Value Assumptions Used in Accounting for Derivative Liabilities.

ASC 815 requires us to assess the fair market value of derivative liability at the end of each reporting period and recognize any change in the fair market value as other income or expense item.

The Company determined our derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes pricing model to calculate the fair value as of September 30, 2025. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each convertible note is estimated using the Black-Scholes valuation model.

For the nine months ended September 30, 2025, and the year ended December 31, 2024, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Nine Months ended	Year ended
	September 30	December 31,
	2025	2024
Term	0.05 - 1.00 years	0.01 - 1.12 years
Expected average volatility	95% - 334%	0% - 304%
Expected dividend yield	-	-
Risk-free interest rate	3.68% -4.31%	3.96% -5.39%

The following table summarizes the changes in the derivative liabilities during the nine months ended September30, 2025:

Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2024	$319,337

Addition of new derivatives recognized as debt discounts	(275,010)
Addition of new derivatives recognized as warrant	510,000
Addition of new derivatives recognized as loss on derivatives	13,010,530
Gain on change in fair value of the derivative	(11,700,657)
Balance - September 30, 2025	$1,864,200

The aggregate loss on derivatives during the nine months ended September 30, 2025, and 2024 as follows.

	Nine Months Ended
	September 30,
	2025	2024
Day one loss due to derivative liabilities on convertible note	$13,010,530	$64,540
Gain on change in fair value of the derivative liabilities	(11,700,657)	(39,861)
	$1,309,873	$24,679

Note 8 -DERIVATIVE LIABILITIES

The Company analyzed the conversion option for derivative accounting consideration under ASC 815, Derivatives and Hedging, and hedging, and determined that the instrument should be classified as a liability since the conversion option becomes effective at issuance resulting in there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options. The Company accounts for warrants as a derivative liability due to there being no explicit limit to the number of shares to be delivered upon settlement of all conversion options.

Fair Value Assumptions Used in Accounting for Derivative Liabilities.

ASC 815 requires us to assess the fair market value of derivative liability at the end of each reporting period and recognize any change in the fair market value as other income or expense item.

The Company determined our derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes pricing model to calculate the fair value as of December 31, 2023. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each convertible note is estimated using the Black-Scholes valuation model.

For the years ended December 31,204 and 2023, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2024	2023
Term	0.01 - 1.12 years	0.6 - 1.00 years
Expected average volatility	0% - 304%	262 - 365%
Expected dividend yield	-	-
Risk-free interest rate	3.96% -5.39%	4.79% - 5.46%

The following table summarizes the changes in the derivative liabilities during the year ended December 31, 2024.

Balance - December 31, 2023	$32,241

Addition of new derivatives recognized as debt discounts	319,436
Addition of new derivatives recognized as loss on derivatives	54,863
Gain on change in fair value of the derivative	(87,203)
Balance - December 31, 2024	$319,337

The aggregate loss on derivatives during the years ended December 31, 2024, and 2023 was as follows.

	Year Ended
	December 31
	2024	2023
Day one loss due to derivative liabilities on convertible note	$54,863	$2,935
Gain on change in fair value of the derivative liabilities	(87,203)	1,306
	$(32,340)	$4,241

Note 8 -DERIVATIVE LIABILITIES

The Company analyzed the conversion option for derivative accounting consideration under ASC 815, Derivatives and Hedging, and hedging, and determined that the instrument should be classified as a liability since the conversion option becomes effective at issuance resulting in there being no explicit limit to the number of shares to be delivered upon settlement of the above conversion options. The Company accounts for warrants as a derivative liability due to there being no explicit limit to the number of shares to be delivered upon settlement of all conversion options.

Fair Value Assumptions Used in Accounting for Derivative Liabilities.

ASC 815 requires us to assess the fair market value of derivative liability at the end of each reporting period and recognize any change in the fair market value as other income or expense item.

The Company determined our derivative liabilities to be a Level 3 fair value measurement and used the Black-Scholes pricing model to calculate the fair value as of December 31, 2023. The Black-Scholes model requires six basic data inputs: the exercise or strike price, time to expiration, the risk-free interest rate, the current stock price, the estimated volatility of the stock price in the future, and the dividend rate. Changes to these inputs could produce a significantly higher or lower fair value measurement. The fair value of each convertible note is estimated using the Black-Scholes valuation model.

For the years ended December 31,2023 and 2022, the estimated fair values of the liabilities measured on a recurring basis are as follows:

	Year ended	Year ended
	December 31,	December 31,
	2023	2022
Term	0.6 - 1.00 years	-
Expected average volatility	262 - 365%	0%
Expected dividend yield	-	-
Risk-free interest rate	4.79% - 5.46%	0.00%

The following table summarizes the changes in the derivative liabilities during the year ended December 31, 2023.

Fair Value Measurements Using Significant Observable Inputs (Level 3)

Balance - December 31, 2022	$-

Addition of new derivatives recognized as debt discounts	28,000
Addition of new derivatives recognized as loss on derivatives	2,935
Loss on change in fair value of the derivative	1,306
Balance - December 31, 2023	$32,241

The aggregate loss on derivatives during the years ended December 31, 2023, and 2022 was as follows.

	Year Ended
	December 31
	2023	2022
Day one loss due to derivative liabilities on convertible note	$2,935	$-
Loss on change in fair value of the derivative liabilities	1,306	-
	$4,241	$-